Concentration of credit risk and off-balance sheet risk (Q1) (Details) - Customer	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Gross Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers	4
Concentration risk percentage	70.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		44.00%	68.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers	2	1
Concentration risk percentage	79.00%	44.00%